Goodwill and Intangible Assets, Net - Additional Information (Detail) $ in Thousands	12 Months Ended
	Sep. 30, 2025 USD ($) Segment		Sep. 30, 2024 USD ($) Segment	Sep. 30, 2023 USD ($) Segment
Indefinite-Lived Intangible Assets [Line Items]
Impairment of goodwill	$ 0		$ 0	$ 0
Number of operating segment | Segment	1		1	1
Amortization of purchased intangible assets and other	$ 62,424	[1]	$ 62,052	$ 57,156
Intangible Assets [Member]
Indefinite-Lived Intangible Assets [Line Items]
Amortization of purchased intangible assets and other	$ 61,469		$ 64,266	$ 67,677

[1]	or further details see Note 22 "Segment Information and Revenue from Significant Customers".